Debt	12 Months Ended
Mar. 31, 2019
Short-term borrowings and current portion of long-term debt [Member]
Statement [line items]
Debt
20.	Short-term borrowings and current portion of long-term debt

Short-term borrowings and current portion of long-term debt consist of the following:

	As at March 31,
	2019		2019		2018
			(In millions)
Commercial paper	US$	1,583.8	Rs.	109,525.6	Rs.	105,815.5
Loans from banks/financial institutions		1,319.5		91,247.0		61,273.0
Inter-corporate deposits		10.5		730.0		860.0
Current portion of long-term debt (refer note 21)		2,174.0		150,341.1		109,338.9

Total	US$	5,087.8	Rs.	351,843.7	Rs.	277,287.4

Long-term debt [Member]
Statement [line items]
Debt
21.	Long-term debt

Long-term debt consists of the following:

	As at March 31,
	2019		2019		2018
			(In millions)
Non-convertible debentures	US$	1,847.9	Rs.	127,793.8	Rs.	148,107.9
Collateralized debt obligations		440.7		30,473.3		13,205.8
Buyers credit from banks at floating interest rate		361.5		25,000.0		15,000.0
Loan from banks/financial institutions		4,039.8		279,380.1		137,181.5
Senior notes		5,536.1		382,845.6		396,301.9
Others		186.8		12,915.3		10,961.2

Total		12,412.8		858,408.1		720,758.3
Less: current portion (refer note 20)		2,174.0		150,341.1		109,338.9

Long-term debt	US$	10,238.8	Rs.	708,067.0	Rs.	611,419.4

Inventory, trade receivables, finance receivables, other financial assets, property, plant and equipment with a carrying amount of Rs. 308,850.5 million and Rs. 181,969.1 million are pledged as collateral/security against the borrowing as at March 31, 2019 and 2018, respectively.

Collateralized debt obligations

These represent amount received against finance receivables securitized/assigned, which do not qualify for derecognition.

Non-convertible debentures

The interest rate on non-convertible debentures range from 7.28% to 11.50% and maturity ranging from April 2019 to March 2029.

Buyers credit

The buyers line of credit from banks is repayable within four years from drawdown dates.

Loan from banks / financial institutions

Certain of the Company’s loans set limits on and/or require prior lender consent for, among other things, undertaking new projects, issuing new securities, changes in management, mergers, sales of undertakings and investment in subsidiaries. In addition, certain negative covenants may limit Company’s ability to borrow additional funds or to incur additional liens, and/or provide for increased costs in case of breach. Certain of the financing arrangements also include financial covenants to maintain certain debt-to-equity ratios, debt-to-earnings ratios, liquidity ratios, capital expenditure ratios and debt coverage ratios.

Long term loans from banks / financial institutions maturity is ranging from April 2019 to July 2023. Interest rate is based on marginal cost of funds lending rate (MCLR) for loans amounting to Rs. 220,311.8 million. Interest rate is based on LIBOR for loans amounting to Rs. 59,068.3 million.

Commercial Paper

Commercial paper are unsecured short term papers, issued at discount bearing no coupon interest. The yield on commercial paper issued by the company ranges from 7.21 % to 9.10%.

Senior notes (Euro MTF listed debt)

The senior notes of Jaguar Land Rover Automotive Plc (JLR) are listed on the Euro MTF market, which is a listed market regulated by the Luxembourg Stock Exchange. Details of the tranches of the senior notes outstanding at March 31, 2019 are as follows:

Issued on	Currency	Initial Principal amounts (in millions)	Outstanding Principal amounts (in millions)	Outstanding (In millions)				Interest rate	Redeemable on
				As at March 31,
				2019		2018
January 2013	USD	500	500	Rs.	34,464.0	Rs.	32,485.2	5.625%	February 2023
February 2015	GBP	400	400		36,005.8		36,664.8	3.875%	March 2023
January 2014	GBP	400	400		35,969.8		36,598.4	5.000%	February 2022
March 2015	USD	500	500		34,686.5		32,713.6	3.500%	March 2020
December 2013	USD	700	—		—		45,844.7	4.125%	December 2018
October 2014	USD	500	500		34,713.0		32,738.4	4.250%	November 2019
January 2017	GBP	300	300		27,036.8		27,504.6	2.750%	January 2021
January 2017	EUR	650	650		50,367.0		52,112.4	2.200%	January 2024
October 2017	USD	500	500		34,585.5		31,569.2	4.500%	March 2027
October 2018	USD	500	500		38,989.5		—	4.500%	January 2026

Total				Rs.	326,817.9	Rs.	328,231.3

These senior notes are subject to customary covenants and events of defult, which include, among other things, restrictions or limitations on the amount of cash which can be transferred outside the Jaguar Land Rover group of companies in the form of dividends, loans or investments.

Senior notes (SGX-ST listed debt)

The senior notes of Tata Motors Limited and TML Holdings Pte Ltd are listed on the SGX-ST market, which is a listed market regulated by the Singapore Stock Exchange.

Details of the tranches of the senior notes outstanding at March 31, 2019 are as follows:

Issued on	Currency	Initial Principal amounts (in millions)	Outstanding Principal amounts (in millions)	Outstanding (In millions)				Interest rate	Redeemable on
				As at March 31,
				2019		2018
October 2014	USD	250	250	Rs.	17,187.3	Rs.	16,194.3	5.750%	October 2024
May 2014	USD	300	300		20,791.6		19,487.7	5.750%	May 2021
October 2014	USD	500	262.532		18,048.8		32,388.6	4.625%	April 2020

Total				Rs.	56,027.7	Rs.	68,070.6

For details of carrying amount of assets pledged as security for secured borrowings refer note 20